Shareholder Report, Average Annual Return (Details) 194921_Aristotle Value Equity Fund_Class I_TSR Annual {Class I}	12 Months Ended	27 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	8.30%	7.28%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	16.35%
Russell 1000 Value Capped Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Capped Total Return
Average Annual Return, Percent	15.87%	14.30%